Convertible Notes Payable/Derivative Liability	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Convertible Notes Payable/Derivative Liability
8.	Convertible Notes Payable/Derivative Liability

On January 6, 2016, the Company sold to Alpha Capital Anstalt, an accredited investor, a $250 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is subject to the restrictions of Rule 144 promulgated under the 1933 Act and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. As of December 31, 2017, the outstanding principal of the convertible promissory note is $153 plus accrued interest.

On May 9, 2016, the Company issued to Sichenzia Ross Friedman Ference LLP, a $137 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which note matures a year from issuance and accrues interest at the rate of 8% per annum. The holder, subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $3,000 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note. On April 6, 2017, upon full conversion of the $137 convertible promissory note to Sichenzia Ross Friedman Ference LLP, dated May 9, 2016, plus accrued interest, the Company has issued in aggregate 822 shares of common stock to the note holder.

On May 25, 2016, the Company sold to CROWN BRIDGE PARTNERS, LLC, a $55 convertible promissory note, which contained a $5 OID and matures a year from issuance and accrues interest at the rate of 6% per annum. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is 60% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior tr ading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 120% of principal plus interest (during days 1-60) to 145% of principal plus interest (during days 121-180). On September 14, 2017, upon full conversion of the $55 convertible promissory note to CROWN BRIDGE PARTNERS, LLC, dated May 25, 2016, plus accrued interest, the Company has issued in aggregate                    2,079 shares of common stock to the note holder.

On June 27, 2016, the Company sold to MARINE PLUS S.A., a non-U.S. creditor, a $60 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which matures a year from issuance and accrues interest at the rate of 8% per annum. The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On February 22, 2017, a debt purchase agreement was executed between APG Capital Holdings, LLC, a US investor, the buyer and Marine Plus S.A a non-US creditor, the seller of the outstanding $45 convertible promissory note issued on June 27, 2016. A replacement note was issued for the amount of the outstanding convertible promissory note. As of December 31, 2017, the outstanding principal of the convertible promissory note is $18 plus accrued interest.

On July 11, 2016, the Company issued to Sichenzia Ross Ference Kesner LLP, a $100 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which note matures a year from issuance and accrues interest at the rate of 8% per annum. The holder, subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $100 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note. As of December 31, 2017, the outstanding principal of the convertible promissory note is $71 plus accrued interest.

On August 16, 2016, the Company sold to ANYLAND TRAVEL LTD, a non-U.S. creditor, a $30 convertible promissory note in connection with a debt settlement agjreement entered into, of the same aggregate amount of outstanding invoices, which matures a year from issuance and accrues interest at the rate of 8% per annum. The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On February 16, 2017, upon full conversion of the $30 convertible promissory note in connection with a debt settlement agreement entered into with ANYLAND TRAVEL LTD, plus accrued interest, the Company has issued in aggregate 3 shares of common stock to the note holder.

On August 16, 2016, the Company sold to M. DALAKOS - I. FASSOLIS - N. THEOFANOPOULOS & PARTNERS LAW FIRM, a non-U.S. creditor, a $108 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which matures a year from issuance and accrues interest at the rate of 8% per annum. The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $232.5 and (ii) 75% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note. On January and March 20, 2017, debt purchase agreements were executed between LG Capital Funding, LLC, a US investor, the buyer and M. DALAKOS - I. FASSOLIS - N. THEOFANOPOULOS & PARTNERS LAW FIRM, a non-US creditor, the seller of the $108 Reg. S convertible promissory note plus accrued interest, issued on August 16, 2016. Two replacement notes were issued on January and March 20, 2017, respectively, aggregating the total amount of the convertible promissory note outstanding plus accrued interest. As of December 31, 2017, the outstanding principal of the convertible promissory note is $2.6 plus accrued interest.

On August 16, 2016, the Company sold to YES Properties Inc., a non-U.S. investor, a $35 convertible promissory note which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price is 60% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the fifteen prior trading days. Upon written notice, during the first 39 days the Company may prepay the note to 125% of principal plus interest. On March 15, 2017, a debt purchase agreement was executed between Yoshar Trading LLC, a US investor, the buyer and YES Properties Inc the seller of the $35 convertible promissory note, issued on August 16, 2016. As of December 31, 2017, the outstanding principal of the convertible promissory note is $31 plus accrued interest.

On November 21, 2016, the Company sold to APG Capital Holdings, LLC, a $32 convertible promissory note, which contained a 12% OID and matures a year from issuance and accrues interest at the rate of 12% per annum. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note to 150% of principal plus interest. As of December 31, 2017, the outstanding principal of the convertible promissory note is $32 plus accrued interest.

On November 21, 2016, the Company sold to Crede CG III, Ltd, a $50 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180). As of December 31, 2017, the outstanding principal of the convertible promissory note is $50 plus accrued interest.

On November 30, 2016, the Company sold to, ADAR BAYS, LLC four 8% convertible notes of the Company, in the aggregate principal amount of $100 (with the First Note being in the amount of $25 and each of the following notes being in the amount of $25, which mature a year from issuance. The Company may reject the closing of the back-end financing by giving the buyer written notice at least 30 days prior to the 6-month anniversary of the First Note of its intent to reject the funding of the Back-End Notes. In such case the Buyer Notes and the Back-End Notes shall be terminated. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price is 58% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180). On October 23, 2017, upon full conversion of the $25 convertible promissory note issued to ADAR BAYS, LLC, plus accrued interest, the Company has issued in aggregate 28,099 shares of common stock to the note holder. As of December 31, 2017, the outstanding principal of the second back end note is $18 plus accrued interest.

On December 30, 2016, the Company sold to MTR3S Holding Ltd., a non-U.S. person, a $100 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lesser of (i) $199,500 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion, provided, however, that the total number of shares of Common Stock issuable upon conversion of the note shall not exceed 225,225. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. As of December 31, 2017, the outstanding principal of the convertible promissory note is $85 plus accrued interest.

On January 20, 2017, the Company sold to LG CAPITAL FUNDING, LLC, a $45 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180). As of December 31, 2017, the outstanding principal of the convertible promissory note is $45 plus accrued interest.

On January and March 20, 2017, debt purchase agreements were executed between LG Capital Funding, LLC, a US investor, the buyer and M. DALAKOS - I. FASSOLIS - N. THEOFANOPOULOS & PARTNERS LAW FIRM, a non-US creditor, the seller of the $108 Reg. S convertible promissory note plus accrued interest, issued on August 16, 2016. Two replacement notes were issued on January and March 20, 2017, respectively, aggregating the total amount of the convertible promissory note outstanding plus accrued interest.

On February 13, 2017, the Company sold to Jabro Funding Corp., a $93 12% interest bearing convertible note due in nine months subject to the restrictions of Rule 144 promulgated under the 1933 Act. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the 58% of the average of the lowest three trading prices of the Company’s common stock on any trading day during the ten trading days prior to the conversion. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 115% of principal plus interest (during days 1-30) to 140% of principal plus interest (during days 151-180). As of December 31, 2017, the outstanding principal of the convertible promissory note is $8 plus accrued interest.

On February 16, 2017, the Company sold to CROWN BRIDGE PARTNERS, LLC, a $45 convertible promissory note, which contained a $5 original issue discount (OID) and matures a year from issuance and accrues interest at the rate of 6% per annum. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is 60% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 120% of principal plus interest (during days 1-60) to 145% of principal plus interest (during days 121-180). On November 27, 2017, upon full conversion of the $45 convertible promissory note issued to CROWN BRIDGE PARTNERS, LLC, plus accrued interest, the Company has issued in aggregate 224,941shares of common stock to the note holder.

On February 16, 2017, upon full conversion of the $30 convertible promissory note in connection with a debt settlement agreement entered into with ANYLAND TRAVEL LTD, plus accrued interest, the Company has issued in aggregate 3 shares of common stock to the note holder.

On February 17, 2017, the Company issued to Brighton Capital Ltd., a $68 convertible promissory note in connection with a debt settlement agreement entered into, of the same amount of outstanding invoice, which note matures a year from issuance and accrues interest at the rate of 8% per annum. The holder, subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $0.02 and (ii) 65% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note. As of December 31, 2017, the outstanding principal of the convertible promissory note is $68 plus accrued interest.

On February 22, 2017, a debt purchase agreement was executed between APG Capital Holdings, LLC, a US investor, the buyer and Marine Plus S.A a non-US creditor, the seller of the outstanding $45 convertible promissory note issued on June 27, 2016. A replacement note was issued for the amount of the outstanding convertible promissory note. As of December 31, 2017, the outstanding principal of the convertible promissory note is $18 plus accrued interest.

On February 22, 2017, the Company sold to APG Capital Holdings, LLC, a $37 convertible promissory note, which contained a $3.6 original issue discount (OID) and matures a year from issuance and accrues interest at the rate of 10% per annum. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price is 46% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note to 150% of principal plus interest. As of December 31, 2017, the outstanding principal of the convertible promissory note is $15 plus accrued interest.

On February 24, 2017, the Company sold to OAKMORE OPPORUTNITY FUND I, LP, a $50 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is subject to the restrictions of Rule 144 promulgated under the 1933 Act and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. As of December 31, 2017, the outstanding principal of the convertible promissory note is $36 plus accrued interest.

On March 14, 2017, the Company issued to SICHENZIA ROSS FERENCE KESNER LLP, a $47 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which note matures a year from issuance and accrues interest at the rate of 8% per annum. The holder, subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $0.06 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note. As of December 31, 2017, the outstanding principal of the convertible promissory note is $47 plus accrued interest.

On March 15, 2017, the Company sold to MARINE PLUS S.A., a non-U.S. investor, an $72 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which matures a year from issuance and accrues interest at the rate of 8% per annum. The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $0.403 (as adjusted for stock splits, stock dividends, stock combinations or other similar transactions) and (ii) the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. As of December 31, 2017, the outstanding principal of the convertible promissory note is $72 plus accrued interest.

On March 15, 2017, a debt purchase agreement was executed between Yoshar Trading LLC, a US investor, the buyer and YES Properties Inc the seller of the $35 convertible promissory note, issued on August 16, 2016. The purchase price for the note was the Buyer’s payment of $40 to the seller. As of December 31, 2017, the outstanding principal of the convertible promissory note is $31 plus accrued interest.

On March 20, 2017, the Company sold to LG CAPITAL FUNDING, LLC, a $45 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180). As of December 31, 2017, the outstanding principal of the convertible promissory note is $45 plus accrued interest.

On March 22, 2017, the Company sold to E. STAVROPOULOS & CO O.E. “Hydra Travel”, a non-U.S. investor, a $22 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which matures a year from issuance and accrues interest at the rate of 8% per annum. The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $0.2394 (as adjusted for stock splits, stock dividends, stock combinations or other similar transactions) and (ii) the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On June 8, 2017, upon full conversion of the $22 convertible promissory note issued to E. STAVROPOULOS & CO O.E. “Hydra Travel”, plus accrued interest, the Company has issued in aggregate 1,220 shares of common stock to the note holder.

On March 28, 2017, the Company sold to CERBERUS FINANCE GROUP LTD, a non-U.S. investor, a $25 convertible promissory note which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price is 60% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the fifteen prior trading days. Upon written notice, during the first 39 days the Company may prepay the investor in cash, for 125% of any outstanding principal and interest remaining on the note. As of December 31, 2017, the outstanding principal of the convertible promissory note is $25 plus accrued interest.

On April 6, 2017, upon full conversion of the $137 convertible promissory note to SICHENZIA ROSS FERENCE KESNER LLP, dated May 9, 2016, plus accrued interest, the Company has issued in aggregate 822 shares of common stock to the note holder.

On April 7, 2017, the Company sold to GS Capital Partners, a $30 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 10% per annum. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price is 60% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note at 150% of principal plus interest. On November 14, 2017, upon full conversion of the $30 convertible promissory note issued to GS Capital Partners, plus accrued interest, the Company has issued in aggregate 100,777 shares of common stock to the note holder.

On July 21, 2017, the Company sold to L.G. CAPITAL FUNDING, LLC two 8% convertible notes of the Company, in the aggregate principal amount of $79 (each Note being in the amount of $39.5) which mature a year from issuance. The second such Note is initially paid by a same amount and maturity note collateralized by liquid assets of equal value, it is not repayable, except that if the first Note is redeemed within 6 months from issuance then the second note and its collateral note are automatically cancelled, and it can only be converted when the collateral is liquidated by the Company. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price for both Notes is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. The second back end note has been cancelled. As of December 31, 2017, the outstanding principal of the convertible promissory note is $39.5 plus accrued interest.

On July 24, 2017 , the Company sold to, ADAR BAYS, LLC a 8% convertible note of the Company in the principal amount of $39.5 which matures a year from issuance paid for by a same amount and maturity note collateralized by liquid assets of equal value, it is not repayable, and it can only be converted when the collateral is liquidated by the Company. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time after 6 months from issuance to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price for both Notes is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. As of December 31, 2017, the outstanding principal of the convertible promissory note is $39.5 plus accrued interest.

On August 17, 2017, the Company sold to L.G. CAPITAL FUNDING, LLC two 8% convertible notes of the Company, in the aggregate principal amount of $75 (each Note being in the amount of $37.5) which mature a year from issuance. The second such Note is initially paid by a same amount and maturity note collateralized by liquid assets of equal value, it is not repayable, except that if the first Note is redeemed within 6 months from issuance then the second note and its collateral note are automatically cancelled, and it can only be converted when the collateral is liquidated by the Company. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price for both Notes is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. The second back end note has been cancelled. As of December 31, 2017, the outstanding principal of the convertible promissory note is $37.5 plus accrued interest.

On October 30, 2017, the Company sold to Power Up Lending Group, a $5 12% interest bearing convertible note due in nine months subject to the restrictions of Rule 144 promulgated under the 1933 Act. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the 50% of the lowest one trading price of the Company’s common stock on any trading day during the twenty trading days prior to the conversion. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 115% of principal plus interest (during days 1-30) to 140% of principal plus interest (during days 151-180). As of December 31, 2017, the outstanding principal of the convertible promissory note is $5 plus accrued interest.

On November 1, 2017, the Company sold to Power Up Lending Group, a $58 12% interest bearing convertible note due in nine months subject to the restrictions of Rule 144 promulgated under the 1933 Act. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the 58% of the average of the lowest three trading prices of the Company’s common stock on any trading day during the ten trading days prior to the conversion. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 115% of principal plus interest (during days 1-30) to 140% of principal plus interest (during days 151-180). As of December 31, 2017, the outstanding principal of the convertible promissory note is $58 plus accrued interest.

In connection with the issuance of the convertible instruments, the Company has recorded a derivative liability amounting to $1,624 and $nil as of December 31, 2017 and December 31, 2016, respectively.